Retail | Vanguard Emerging Markets Bond Fund
Fund Summary
Investment Objective
The Fund seeks to provide total return while generating a moderate level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Retail - Vanguard Emerging Markets Bond Fund - USD ($)		Investor Shares	Admiral Shares
Sales Charge (Load) Imposed on Purchases		none	none
Purchase Fee		none	none
Sales Charge (Load) Imposed on Reinvested Dividends		none	none
Redemption Fee		none	none
Account Service Fee (for certain fund account balances below $10,000)	[1]	$ 20	$ 20
[1]	/year

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail - Vanguard Emerging Markets Bond Fund	Investor Shares	Admiral Shares
Management Fees	0.57%	0.42%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.60%	0.45%

Examples
The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. These examples assume that the Shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Retail - Vanguard Emerging Markets Bond Fund - USD ($)	1 Year	3 Years
Investor Shares	61	192
Admiral Shares	46	144

Portfolio Turnover
The Fund has no operating history and therefore has no portfolio turnover information.
Principal Investment Strategies
The Fund invests in fixed income securities of various maturities, yields, and qualities. Under normal circumstances, the Fund will invest at least 80% of assets in fixed income securities of issuers that are tied economically to emerging market countries. The Fund seeks to have a majority of its assets denominated in or hedged back to the U.S. dollar, but has the ability to invest in local currency denominated bonds on an unhedged basis. Emerging market bonds include sovereign debt securities, which include fixed income securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities, political subdivisions or instrumentalities or other supranational agencies, as well as debt securities issued or guaranteed by foreign corporations and foreign financial institutions. Emerging market countries include countries whose economies or bond markets are less developed, which includes most countries except for Australia, Canada, Japan, New Zealand, the United States, the United Kingdom, and most European Monetary Union countries.

The Fund may invest in emerging market bonds of any maturity or quality. The Fund may invest in bonds that have lower range quality ratings (including those in default), which are those rated the equivalent of Ba1 or lower by Moody’s Investor Service, Inc., or another independent rating agency, or if unrated, are determined to be of comparable quality by the Fund’s advisor. These are commonly referred to as “junk bonds.” Duration is a measure of the price sensitivity of a fixed income security or a portfolio of fixed income securities to relative changes in interest rates. For instance, a duration of “four” means that a security’s or portfolio’s price would be expected to decrease by approximately 4% with a 1% increase in interest rates (assuming a parallel shift in yield curve). The Fund’s duration is expected to be similar to that of the Fund’s benchmark.

The Fund is considered nondiversified and may invest a greater portion of its assets in fewer issuers. The Fund may invest a large percentage of its assets in issuers of a single country, a small number of countries, or a geographic region.

Although the Fund may use derivatives for any investment purpose, it expects to use derivatives predominantly to adjust interest rate or currency exposure; to adjust exposure to a particular market, segment of the market, or security; or as a substitute to direct investment.
Principal Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Country/regional risk, which is the chance that world events—such as political upheaval, periods of financial volatility, or natural disasters—will adversely affect the value or liquidity of securities issued by foreign governments, government agencies, and government-owned corporations. Because the Fund may invest a large portion of its assets in bonds of issuers located in any one country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

• Emerging markets risk, which is the chance that the bonds of governments, government agencies, and government-owned corporations located in emerging markets will be substantially more volatile, and substantially less liquid, than the bonds of governments, government agencies, and government-owned corporations located in more developed foreign markets because, among other factors, emerging markets can have greater custodial and operational risks; less developed legal, tax, regulatory, and accounting systems; and greater political, social, and economic instability than developed markets. Emerging markets risk should be high for the Fund.

• Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

• Nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of bonds issued by just a few issuers or even a single issuer. The Fund is considered nondiversified, which means that it may invest a significant percentage of its assets in bonds issued by a small number of issuers.

• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Because the Fund invests in both investment-grade and below investment-grade bonds (also known as high-yield or junk bonds), credit risk should be high for the Fund.

• Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price.

• Derivatives risk, which is the chance that the use of derivatives—such as futures contracts, foreign currency exchange forward contracts, swap agreements, and options—can lead to losses because of adverse movements in the price or value of the underlying security, asset, index, or reference rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in the underlying securities. Also, a liquid market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell. The use of a derivative subjects the investor to the risk of nonperformance by the counterparty (i.e., counterparty risk), potentially resulting in delayed or partial payment or even nonpayment of amounts due under the derivative contract.

• Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund based on expected sensitivity of the portfolio to interest rate movement.

• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates. Income risk should be moderate for the Fund, so investors should expect the Fund’s monthly income to fluctuate accordingly.

• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Such redemptions and subsequent reinvestments would also increase the Fund’s portfolio turnover rate. Call risk should be low for the Fund.

• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

A Note on Risk: Many investors invest in bonds and bond funds in an attempt to lower the overall risk of their portfolios. This strategy makes sense when the bonds owned are U.S. bonds because U.S. bond returns typically are not highly correlated with, and are far less volatile than, stock returns. The strategy is less likely to be effective, however, when bonds owned are emerging market bonds. Returns of emerging market bonds, even dollar-denominated bonds like those owned by the Fund, can be quite volatile. The correlation between emerging market bonds and stock returns (both U.S. and foreign), is often higher than the correlation between U.S. bonds and stock returns. Consequently, if your goal is to lower risk and volatility, this Fund may not be an appropriate investment.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The Fund began operations on March 10, 2016, so performance information is not yet available.